Other Financial Liabilities - Schedule of Interest-Bearing Borrowings (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current	$ 46,083,325	$ 43,946,822
Non-current	812,387,948	797,023,880
Bank Loans [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	4	4
Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	43,388,605	41,780,543
Non-current	800,772,841	784,713,705
Financial Leases [Member]
Disclosure Of Financial Liabilities [Line Items]
Current	2,694,716	2,166,275
Non-current	$ 11,615,107	$ 12,310,175